Annual Total Returns - Fidelity Advisor® Floating Rate High Income Fund [BarChart] - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-15 - Fidelity Advisor® Floating Rate High Income Fund - Fidelity Advisor Floating Rate High Income Fund-Class A
Dec. 30, 2022
Bar Chart Table:
Annual Return 2012	6.61%
Annual Return 2013	3.62%
Annual Return 2014	0.02%
Annual Return 2015	(1.44%)
Annual Return 2016	9.72%
Annual Return 2017	3.50%
Annual Return 2018	(0.11%)
Annual Return 2019	8.16%
Annual Return 2020	1.36%
Annual Return 2021	5.34%